Note 18 - Financial Instruments and Risk Management - Accounts Receivable Aging (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Accounts receivable	$ 493,925	$ 292,849
Current [member]
Statement Line Items [Line Items]
Accounts receivable	330,731	125,610
Later than one month and not later than two months [member]
Statement Line Items [Line Items]
Accounts receivable	56,094	16,346
Later than two months and not later than three months [member]
Statement Line Items [Line Items]
Accounts receivable		75,816
Later than three months [member]
Statement Line Items [Line Items]
Accounts receivable	$ 107,100	$ 75,077